Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Variable Interest Entities

The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2018 and 2019:

	Consolidated VIEs	Significant unconsolidated VIEs
2018	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,185	—	—
Asset-backed securitizations	627	78	5
Investments in securitization products	374	—	—
Investment funds	2,661	1,891	533
Trust arrangements and other	21	—	—

Total	5,868	1,969	538

	Consolidated VIEs	Significant unconsolidated VIEs
2019	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,249	—	—
Asset-backed securitizations	571	70	8
Investments in securitization products	372	—	—
Investment funds	2,836	1,280	410
Trust arrangements and other	20	—	—

Total	6,048	1,350	418

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2018 and 2019:

Assets on balance sheets related to unconsolidated VIEs:	2018	2019
	(in billions of yen)
Trading account assets	89	104
Investments	210	168
Loans	163	71

Total	462	343

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2018	2019
	(in billions of yen)
Payables under securities lending transactions	38	47
Trading account liabilities	1	1

Total	39	48

Maximum exposure to loss (Note)	538	418

Note:

This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.